Summary of Significant Accounting Policies - Summary of Outstanding Potential Common Shares Excluded in Computation of Diluted Net Loss Per Share (Q1) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	6,539,639	8,696,192	7,678,058	7,088,261
Options to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	6,539,639	8,696,192	7,678,058	7,088,261